SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
December 31, 2024	$ 344,000
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
December 31, 2024	250,000
Later than ten years [member]
IfrsStatementLineItems [Line Items]
December 31, 2024	$ 30,000